Vessels - Rollforward (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Cost
Transfer to assets held for sale	$ (36,141)
Vessels, net
Cost
Beginning balance	2,491,805
Additions	11,062
Write-offs of fully depreciated assets	(6,492)
Transfer to assets held for sale	(39,506)
Ending balance	2,456,869
Accumulated Depreciation
Beginning balance	890,760
Charge for the period	63,250
Transfer to assets held for sale	(24,275)
Write-offs of fully depreciated assets	(6,492)
Ending balance	923,243
Net Book Value
Property, plant and equipment, net	1,533,626	$ 1,601,045
Vessels
Cost
Beginning balance	2,396,180
Additions	0
Write-offs of fully depreciated assets	(444)
Ending balance	2,359,595
Accumulated Depreciation
Beginning balance	838,992
Charge for the period	51,821
Transfer to assets held for sale	(22,057)
Write-offs of fully depreciated assets	(444)
Ending balance	868,312
Net Book Value
Property, plant and equipment, net	1,491,283	1,557,188
Drydocking
Cost
Beginning balance	95,625
Additions	11,062
Write-offs of fully depreciated assets	(6,048)
Transfer to assets held for sale	(3,365)
Ending balance	97,274
Accumulated Depreciation
Beginning balance	51,768
Charge for the period	11,429
Transfer to assets held for sale	(2,218)
Write-offs of fully depreciated assets	(6,048)
Ending balance	54,931
Net Book Value
Property, plant and equipment, net	$ 42,343	$ 43,857